Note 8 - Government Assistance - Unrecognized Federal Tax Credits (Details) $ in Thousands	Mar. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	$ 3,167
Later than eleven years and not later than twelve years [member]
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	11
Later than twelve years and not later than thirteen years [member]
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	30
Later than thirteen years and not later than fourteen years [member]
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	45
Later than fourteen years and not later than fifteen years [member]
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	431
Later than fifteen years and not later than sixteen years [member]
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	441
Later than sixteen years and not later than seventeen years [member]
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	436
Later than seventeen years and not later than eighteen years [member]
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	519
Later than eighteen years and not later than nineteen years [member]
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	286
Later than nineteen years and not later than twenty years [member]
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	315
Later than twenty years and not later than twenty-one years [member]
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	324
Later than twenty years and not later than twenty-two years [member]
Statement Line Items [Line Items]
Unrecognized federal tax credits may be used to reduce future income tax and expire	$ 329